SUP-MULTI-0619

AB BOND FUNDS (“Bond Funds”)

-	AB Global Bond Fund
-	AB High Income Fund
-	AB Income Fund
-	AB Intermediate Bond Portfolio
-	AB Limited Duration High Income Portfolio
-	AB Tax-Aware Fixed Income Portfolio
-	AB Unconstrained Bond Fund

AB CORPORATE SHARES (“Corporate Shares”)

-	AB Corporate Income Shares
-	AB Municipal Income Shares
-	AB Taxable Multi-Sector Income Shares
-	AB Impact Municipal Income Shares

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

AB FLEXFEETM EQUITY FUNDS (“FlexFeeTM Equity Funds”)

-	AB FlexFeeTM Emerging Markets Growth Portfolio
-	AB FlexFeeTM International Strategic Core Portfolio
-	AB FlexFeeTM Large Cap Growth Portfolio
-	AB FlexFeeTM US Thematic Portfolio

AB FLEXFEETM FIXED-INCOME FUNDS (“FlexFeeTM Fixed-Income Funds”)

-	AB FlexFeeTM High Yield Portfolio
-	AB FlexFeeTM International Bond Portfolio

AB VARIABLE PRODUCTS SERIES FUND, INC. (“VPS Funds”)

-	AB Balanced Wealth Strategy Portfolio
-	AB Dynamic Asset Allocation Portfolio
-	AB Global Thematic Growth Portfolio
-	AB Growth and Income Portfolio
-	AB Intermediate Bond Portfolio
-	AB International Growth Portfolio
-	AB International Value Portfolio
-	AB Large Cap Growth Portfolio
-	AB Small Cap Growth Portfolio
-	AB Small-Mid Cap Value Portfolio
-	AB Global Risk Allocation — Moderate Portfolio

AB WEALTH STRATEGIES (“Wealth Strategies”)

-	AB Wealth Appreciation Strategy
-	AB All Market Total Return Portfolio
-	AB Conservative Wealth Strategy
-	AB Tax-Managed Wealth Appreciation Strategy
-	AB Tax-Managed All Market Income Portfolio

SANFORD C. BERNSTEIN FUND II, INC. (“SCBII”)

-	Bernstein Intermediate Duration Institutional Portfolio

BERNSTEIN FUND, INC. (“Bernstein Funds”)

-	International Strategic Equities Portfolio
-	International Small Cap Portfolio
-	Small Cap Core Portfolio

SANFORD C. BERNSTEIN FUND, INC. (“SCB Funds”)

-	California Municipal Portfolio
-	Diversified Municipal Portfolio
-	Emerging Markets Portfolio
-	Intermediate Duration Portfolio
-	International Portfolio
-	New York Municipal Portfolio
-	Overlay A Portfolio
-	Overlay B Portfolio
-	Short Duration Diversified Municipal Portfolio
-	Short Duration Plus Portfolio
-	Tax-Aware Overlay A Portfolio
-	Tax-Aware Overlay B Portfolio
-	Tax-Aware Overlay C Portfolio
-	Tax-Aware Overlay N Portfolio
-	Tax-Managed International Portfolio

AB INSTITUTIONAL FUNDS (“Institutional Funds”)

-	AB Global Real Estate Investment Fund II

AB INFLATION STRATEGIES (“Inflation Strategies”)

-	AB Bond Inflation Strategy
-	AB Municipal Bond Inflation Strategy
-	AB All Market Real Return Portfolio

AB GOVERNMENT MONEY MARKET PORTFOLIO (“Government Money Market”)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)

-	AB Multi-Manager Select Retirement Allocation Fund
-	AB Multi-Manager Select 2010 Fund
-	AB Multi-Manager Select 2015 Fund
-	AB Multi-Manager Select 2020 Fund
-	AB Multi-Manager Select 2025 Fund
-	AB Multi-Manager Select 2030 Fund
-	AB Multi-Manager Select 2035 Fund
-	AB Multi-Manager Select 2040 Fund
-	AB Multi-Manager Select 2045 Fund
-	AB Multi-Manager Select 2050 Fund
-	AB Multi-Manager Select 2055 Fund
-	AB Multi-Manager Select 2060 Fund

AB EQUITY FUNDS (“Equity Funds”)

-	AB Growth Fund
-	AB Large Cap Growth Fund
-	AB Concentrated Growth Fund
-	AB Discovery Growth Fund
-	AB Small Cap Growth Portfolio
-	AB Select US Equity Portfolio
-	AB Select US Long/Short Portfolio
-	AB Sustainable Global Thematic Fund
-	AB Sustainable International Thematic Fund
-	AB Global Core Equity Portfolio
-	AB International Strategic Core Portfolio
-	AB Concentrated International Growth Portfolio

AB MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)

-	AB National Portfolio
-	AB High Income Municipal Portfolio
-	AB Arizona Portfolio
-	AB California Portfolio
-	AB Massachusetts Portfolio
-	AB Minnesota Portfolio
-	AB New Jersey Portfolio
-	AB New York Portfolio
-	AB Ohio Portfolio
-	AB Pennsylvania Portfolio
-	AB Virginia Portfolio

AB VALUE FUNDS (“Value Funds”)

-	AB All China Equity Portfolio
-	AB All Market Income Portfolio
-	AB Core Opportunities Fund
-	AB Discovery Value Fund
-	AB Equity Income Fund
-	AB Global Real Estate Investment Fund
-	AB Global Risk Allocation Fund
-	AB Relative Value Fund
-	AB International Value Fund
-	AB Small Cap Value Portfolio
-	AB Value Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated June 10, 2019 to the following Prospectuses, as amended:

Prospectus	Date
Bernstein Funds and SCB Funds	January 28, 2019
Bond Funds	January 31, 2019
Corporate Shares	August 31, 2018
EMMA	July 31, 2018
Equity Funds	October 31, 2018
FlexFeeTM Equity Funds	April 30, 2019
FlexFeeTM Fixed-Income Funds	April 30, 2019
Government Money Market	August 31, 2018
Inflation Strategies	January 31, 2019
Institutional Funds	January 31, 2019
Municipal Portfolios	September 28, 2018
SCBII	January 28, 2019
Select Retirement Funds	November 30, 2018, as revised February 1, 2019
Value Funds	February 28, 2019
VPS Funds	May 1, 2019
Wealth Strategies	December 31, 2018

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The following supplements the information contained in each Prospectus:

On June 7, 2019, AXA S.A. (“AXA”) announced the completion of a secondary public offering of 40,000,000 shares of common stock (the “Offering”) of AXA Equitable Holdings, Inc. (“AXA Equitable”). In addition, AXA granted the underwriters a 30-day option, effective June 4, 2019, to purchase up to an additional 6,000,000 shares of common stock of AXA Equitable (the “Underwriter Option”). Following the Offering, AXA’s ownership of the outstanding shares of common stock of AXA Equitable decreased from approximately 48.3% as of March 25, 2019 to approximately 40.1%. AXA will own approximately 38.9% of the outstanding shares of common stock of AXA Equitable if the Underwriter Option is exercised in full.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-MULTI-0619